Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMANA MUTUAL FUNDS TRUST
Entity Central Index Key	0000766285
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000131515
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	-1.10%	7.19%	3.19%
MSCI Emerging Markets Index	13.64%	7.52%	4.34%

AssetsNet	$ 135,024,389
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,056,119
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$135,024,389
# of Portfolio Holdings	39
Advisory Fees Paid	$1,056,119
Portfolio Turnover Rate	9%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Taiwan	10.9%
United States	10.4%
India	7.7%
Malaysia	6.8%
Turkey	4.6%
Philippines	4.3%
South Korea	3.6%
United Kingdom	3.1%
Jordan	3.0%
South Africa	3.0%
Other Countries	42.6%

Updated Prospectus Phone Number	1-800-728-8762
C000079787
Shareholder Report [Line Items]
Fund Name	Amana Developing World Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMDWX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/developing-world-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/developing-world-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$112	1.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.13%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	-1.24%	6.97%	2.98%
MSCI Emerging Markets Index	13.64%	7.52%	4.34%

AssetsNet	$ 135,024,389
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,056,119
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$135,024,389
# of Portfolio Holdings	39
Advisory Fees Paid	$1,056,119
Portfolio Turnover Rate	9%

Holdings [Text Block]

Geographic Weightings

% of Total Net Assets

Taiwan	10.9%
United States	10.4%
India	7.7%
Malaysia	6.8%
Turkey	4.6%
Philippines	4.3%
South Korea	3.6%
United Kingdom	3.1%
Jordan	3.0%
South Africa	3.0%
Other Countries	42.6%

Updated Prospectus Phone Number	1-800-728-8762
C000131514
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	5.42%	15.15%	14.37%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 5,272,630,589
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 31,740,031
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,272,630,589
# of Portfolio Holdings	33
Advisory Fees Paid	$31,740,031
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	12.1%
Semiconductor Devices	11.2%
Large Pharma	11.1%
Semiconductor Manufacturing	8.7%
Communications Equipment	7.9%
Commercial & Residential Building Equipment & Systems	7.1%
Application Software	6.6%
Measurement Instruments	4.8%
Internet Media & Services	4.4%
Automotive Retailers	2.8%
Other Industries	17.6%
Other Assets (net of liabilities)	5.7%

Updated Prospectus Phone Number	1-800-728-8762
C000065109
Shareholder Report [Line Items]
Fund Name	Amana Growth Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/growth-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	5.17%	14.87%	14.09%
S&P 500 Index	13.52%	15.94%	12.86%

AssetsNet	$ 5,272,630,589
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 31,740,031
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,272,630,589
# of Portfolio Holdings	33
Advisory Fees Paid	$31,740,031
Portfolio Turnover Rate	3%

Holdings [Text Block]

Industry Weightings

% of Total Net Assets

Infrastructure Software	12.1%
Semiconductor Devices	11.2%
Large Pharma	11.1%
Semiconductor Manufacturing	8.7%
Communications Equipment	7.9%
Commercial & Residential Building Equipment & Systems	7.1%
Application Software	6.6%
Measurement Instruments	4.8%
Internet Media & Services	4.4%
Automotive Retailers	2.8%
Other Industries	17.6%
Other Assets (net of liabilities)	5.7%

Updated Prospectus Phone Number	1-800-728-8762
C000131513
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMINX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,981,032,287
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,082,137
InvestmentCompanyPortfolioTurnover	4.00%
Updated Prospectus Phone Number	1-800-728-8762
C000012979
Shareholder Report [Line Items]
Fund Name	Amana Income Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMANX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/income-fund
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,981,032,287
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 14,082,137
InvestmentCompanyPortfolioTurnover	4.00%
Updated Prospectus Phone Number	1-800-728-8762
C000160667
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INSTITUTIONAL SHARES
Trading Symbol	AMIPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Institutional Shares	5.68%	1.84%	2.24%
FTSE IdealRatings Sukuk Index	6.77%	2.15%	3.29%

AssetsNet	$ 257,286,300
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,102,087
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,286,300
# of Portfolio Holdings	60
Advisory Fees Paid	$1,102,087
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	33.4%
Real Estate	12.6%
Government	12.4%
Utilities	8.4%
Communications	5.6%
Energy	5.6%
Industrials	5.1%
Bank Time Deposits	3.9%
Consumer Staples	2.9%
Materials	1.9%
Other Sectors	0.3%
Other Assets (net of liabilities)	7.9%

Updated Prospectus Phone Number	1-800-728-8762
C000160666
Shareholder Report [Line Items]
Fund Name	Amana Participation Fund
Class Name	INVESTOR SHARES
Trading Symbol	AMAPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.saturna.com/amana/participation-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com.
Additional Information Phone Number	1-800-728-8762
Additional Information Email	investorservices@saturna.com
Additional Information Website	www.saturna.com/amana/participation-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Average Annual Return [Table Text Block]

Annual Average Total Return

	1 Year	5 Year	Since Inception
Investor Shares	5.44%	1.59%	1.99%
FTSE IdealRatings Sukuk Index	6.77%	2.15%	3.29%

AssetsNet	$ 257,286,300
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 1,102,087
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$257,286,300
# of Portfolio Holdings	60
Advisory Fees Paid	$1,102,087
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sector Weightings

% of Total Net Assets

Financials	33.4%
Real Estate	12.6%
Government	12.4%
Utilities	8.4%
Communications	5.6%
Energy	5.6%
Industrials	5.1%
Bank Time Deposits	3.9%
Consumer Staples	2.9%
Materials	1.9%
Other Sectors	0.3%
Other Assets (net of liabilities)	7.9%

Updated Prospectus Phone Number	1-800-728-8762